Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Certain Equity Awards

In the year ended December 31, 2024, we did not grant any stock options, stock appreciation rights, or similar awards. We do not currently plan to grant any such awards in the future. Accordingly, we do not have a policy or practice related to the timing or the determination of the terms of grants of options or other similar awards in relation to the disclosure of material non-public information.

10

Award Timing Method	In the year ended December 31, 2024, we did not grant any stock options, stock appreciation rights, or similar awards. We do not currently plan to grant any such awards in the future. Accordingly, we do not have a policy or practice related to the timing or the determination of the terms of grants of options or other similar awards in relation to the disclosure of material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false